CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 1,993,044	$ 1,760,650	$ 1,561,665
Cost of Revenues	636,353	564,635	512,528
Gross profit	1,356,691	1,196,015	1,049,137
Research and development, net	645,501	495,281	481,293
Selling and marketing	514,280	425,457	399,577
General and administrative	195,158	175,136	160,033
Restructuring, Settlement and Impairment Provisions	0	0	32,614
Total operating expenses	1,354,939	1,095,874	1,073,517
Operating income (loss)	1,752	100,141	(24,380)
Financial income (expenses), net	(5,015)	51,820	62,474
Other income (expenses)	4,352	(36)	(255)
Income before taxes on income	1,089	151,925	37,839
Income tax expense	51,047	(13,603)	(4,702)
Loss from equity method investment	(1,490)	0	0
Net income	50,646	138,322	33,137
Other comprehensive income:
Unrealized gain from marketable securities, net	290	2,770	8,593
Unrealized gain on cash flow hedge, net	10,007	280	29,054
Other comprehensive income for the year, net	10,297	3,050	37,647
Total comprehensive loss	$ 60,943	$ 141,372	$ 70,784
Basic net loss per ordinary share (in USD per share)	$ 0.91	$ 2.49	$ 0.58
Diluted net loss per ordinary share (in USD per share)	$ 0.88	$ 2.36	$ 0.57
Creative Subscriptions
Revenues	$ 1,409,727	$ 1,264,975	$ 1,152,007
Cost of Revenues	237,288	213,422	215,515
Business Solutions
Revenues	583,317	495,675	409,658
Cost of Revenues	$ 399,065	$ 351,213	$ 297,013